Leases - Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets [Abstract]
Operating lease right-of-use assets	$ 960,330	$ 1,389,734
Operating lease right-of-use assets – accumulated amortization	(138,230)	(1,010,633)
Operating lease right-of-use assets – net	822,100	379,101
Operating lease liabilities, current	391,436	408,001
Operating lease liabilities, non-current	435,826
Total operating lease liabilities,	$ 827,262	$ 408,001